Tax matters - Components of current and deferred tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Tax matters
Current income tax charge/(credit)	$ 22,795	$ 30,491		$ (14,885)
Adjustments in current income tax in respect of prior period years	(865)	753		1,220
Total	21,930	31,244		(13,665)
Origination and reversal of temporary differences	2,500	(14,857)		(33,030)
Impact of tax rate changes	98	(31,688)
Adjustments in deferred tax in respect of prior years	(293)	480
Total	2,305	(46,065)		(33,030)
Income tax expense (benefit)	$ 24,235	$ (14,821)	[1]	$ (46,695)	[1]

[1]	The amounts for 2016 have been re-presented to show the results of the Spanish energy business within profit (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.